Fair Value of Financial Instruments and Risk Management - Derivative Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	$ 3,290		$ 3,290		$ 3,178
Unrealized gains recognized in regulatory liabilities	3,500		$ 3,500		3,626
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains, portion shared with customers (percent)			10.00%
Energy contracts not subject to regulatory deferral | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized (loss) gain recognized in revenue	8	$ (15)	$ 2	$ (21)
Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	111		$ 111
Total return swaps | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Original term			1 year
Total return swaps | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Original term			3 years
Foreign exchange contracts | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	165		$ 165
Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	83		83		57
Derivative instruments | Energy contracts subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	83		83		57
Unrealized gains recognized in regulatory liabilities	$ 13		$ 13		$ 9